SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
10. SEGMENT INFORMATION
The Partnership's operations are organized into two reportable segments, Transportation and Terminaling; and Storage. Operations that are not included in the Transportation and Terminaling; and Storage segments are included in Corporate. Intersegment transactions are eliminated in the consolidated financial statements and are included in Eliminations.
Our Transportation and Terminaling segment consists of the following assets:
•the DCR Rail Terminal, which serves PBF Energy’s Delaware City and Paulsboro refineries and has an unloading capacity of 130,000 bpd;
•the DCR West Rack, which serves PBF Energy’s Delaware City refinery with total throughput capacity of at least 40,000 bpd;
•the Toledo Truck Terminal, which serves PBF Energy’s Toledo refinery, comprised of six LACT units and has unloading capacity of 22,500 bpd;
•a propane truck loading facility, located within the Toledo Storage Facility, which is part of PBF Energy's Toledo, Ohio refinery, with a throughput capacity of approximately 11,000 barrels bpd;
•the Delaware City Products Pipeline, which consists of a 23.4 mile, 16-inch interstate petroleum products pipeline with capacity in excess of 125,000 bpd located at DCR; and
•the Delaware City Truck Rack, which consists of a 15-lane, 76,000 bpd capacity truck loading rack utilized to distribute gasoline and distillates.
Our Storage segment consists of the following asset:
•the Toledo Storage Facility, excluding the propane truck loading facility, which services the Toledo refinery and consists of 30 tanks for storing crude oil, refined products and intermediates. The aggregate capacity of the Toledo Storage Facility is approximately 3.9 million barrels, of which 1.3 million barrels are dedicated to crude oil storage and 2.6 million barrels are allocated to refined products and intermediates.
With the exception of revenue generated by the Delaware City Products Pipeline, prior to the Offering and Acquisitions from PBF the operation of our assets did not generate third-party or inter-entity revenue. PBFX generates revenue from commercial agreements entered into with PBF Holding under which PBF Holding pays the Partnership fees for terminaling and storage of crude oil and refined products. The commercial agreements with PBF Holding are described in Note 19. The Partnership does not have any foreign operations.

The operating segments adhere to the accounting polices used for the combined consolidated financial statements, as described in the Partnership's Consolidated Financial Statements for the year ended December 31, 2014 included in Form 8-K filed on September 1, 2015. The Partnership's operating segments are strategic business units that offer different services in different geographical locations. PBFX has evaluated the performance of each operating segment based on its respective operating income. Certain general and administrative expenses and interest and financing costs are included in Corporate as they are not directly attributable to a specific operating segment. Identifiable assets are those used by the operating segment, whereas assets included in Corporate are principally cash, deposits and other assets that are not associated with a specific operating segment.

	Three Months Ended March 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$27,320	$5,526	$—	$32,846
Depreciation and amortization expense	991	642	—	1,633
Income (loss) from operations	19,802	2,977	(3,062)	19,717
Interest expense, net and amortization of loan fees	10	—	(1,965)	(1,955)
Capital expenditures	76	—	—	76

	Three Months Ended March 31, 2014
	Predecessor
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Revenues	$2,182	$—	$—	$2,182
Depreciation and amortization expense	477	384	—	861
Income (loss) from operations	(1,062)	(2,465)	(797)	(4,324)
Interest expense, net and amortization of loan fees	2	—	—	2
Capital expenditures	8,011	1,435	—	9,446

	Balance at March 31, 2015
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,973	$55,059	$257,230	$418,262

	Balance at December 31, 2014
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$105,631	$53,038	$251,472	$410,141